Average Annual Total Returns			12 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended	121 Months Ended	160 Months Ended
		Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Apr. 30, 2026	Dec. 31, 2025	Apr. 30, 2026	Apr. 30, 2026
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)	1.56%	2.01%	1.75%	1.91%
ICE BofA Global Corporate & High Yield Index (USD 100% hedged) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	ICE BofA Global Corporate & High Yield Index (USD 100% hedged) (reflects no deduction for fees, expenses or taxes)(1)
Average Annual Return, Percent	[1]		7.19%	1.20%		3.90%		3.58%
ICE BofA 1-5 Year BB-B U.S. Cash Pay High Yield Constrained Index (JVC4) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	ICE BofA 1-5 Year BB-B U.S. Cash Pay High Yield Constrained Index (JVC4) (reflects no deduction for fees, expenses or taxes)(reflects no deduction for fees, expenses or taxes)(1)
Average Annual Return, Percent	[2]		7.82%	5.02%			5.05%
ICE BofA 1-3 Years U.S. Corporate & Government Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	ICE BofA 1-3 Year U.S. Corporate & Government Index (reflects no deduction for fees, expenses or taxes)(1)
Average Annual Return, Percent	[3]		5.34%	2.00%	2.05%
Muzinich Dynamic Income Fund, Supra Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.74%	2.07%		3.82%		3.92%
Performance Inception Date		Jan. 03, 2013
Muzinich Dynamic Income Fund, Supra Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.21%	0.17%		2.11%		2.27%
Muzinich Dynamic Income Fund, Supra Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.96%	0.79%		2.23%		2.32%
Muzinich Dynamic Income Fund, Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Shares – Return Before Taxes
Average Annual Return, Percent			6.59%	2.00%		3.75%		3.85%
Performance Inception Date		Oct. 15, 2014
Muzinich U.S. High Yield Credit Fund, Supra Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.27%	3.42%			4.96%
Performance Inception Date		Mar. 31, 2016
Muzinich U.S. High Yield Credit Fund, Supra Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.41%	0.31%			1.99%
Muzinich U.S. High Yield Credit Fund, Supra Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.83%	1.24%			2.47%
Muzinich U.S. High Yield Credit Fund, Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Shares – Return Before Taxes
Average Annual Return, Percent			8.41%	3.40%			4.93%
Performance Inception Date		Mar. 27, 2017
Muzinich Low Duration Fund, Supra Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.38%	3.80%	3.75%
Performance Inception Date		Jun. 30, 2016
Muzinich Low Duration Fund, Supra Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.49%	1.66%	2.01%
Muzinich Low Duration Fund, Supra Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.77%	2.00%	2.17%
Muzinich Low Duration Fund, Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Shares – Return Before Taxes
Average Annual Return, Percent			6.27%	3.70%	3.64%
Performance Inception Date		Jun. 30, 2016

[1]	Transaction costs are not calculated in the returns for the ICE BofA Global Corporate & High Yield Index (USD 100% Hedged).
[2]	Transaction costs are not calculated in the returns for the ICE BofA 1-5 Year BB-B U.S. Cash Pay High Yield Constrained Index.
[3]	Transaction costs are not calculated in the returns for the ICE BofA 1-3 Year U.S. Corporate & Government Index.